Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Accounts and notes receivable, allowance for doubtful accounts	$ 10,322	¥ 70,970	¥ 73,656
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	7,272	50,000	50,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	56,652	389,508	252,892
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	95,894	659,320	657,133
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	97,453	670,037	403,244
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	8,400	57,754	55,753
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,907	13,111	13,309
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	7,611	52,328	55,675
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	10,950	75,284	70,289
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.	31,953	219,695	201,315
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	607	4,173	4,574
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	16,290	112,000	187,638
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	296,391	2,037,836	1,929,208
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries	111,409	765,993	600,882
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	971	6,677	16,511
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	22,939	157,720	190,873
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	1,690	11,619	17,861
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries	73,373	504,478
Variable Interest Entity, Primary Beneficiary
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	7,272	50,000	50,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	37,532	258,048	157,970
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	57,104	392,619	368,190
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	97,453	670,037	403,244
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	7,421	51,026	49,699
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,239	8,519	7,400
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	7,529	51,763	16,053
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	10,950	75,284	70,289
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.	31,953	219,695	201,315
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	607	4,173	4,574
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	16,290	112,000	187,638
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	0	0	0
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries	123,960	852,287	687,176
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	718	4,938	13,225
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	12,300	84,568	109,339
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	1,690	11,619	17,861
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries	$ 73,373	¥ 504,478	¥ 0
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	499,706,628	499,706,628	496,636,128
Ordinary shares, shares outstanding (in shares)	499,706,628	499,706,628	496,636,128
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638	174,649,638